UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New Jersey Municipal Value Fund (NJV)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 103.0% (97.8% of Total Investments)

	Consumer Staples – 3.4% (3.2% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
$ 150	4.750%, 6/01/34	6/17 at 100.00	B–	$ 125,966
870	5.000%, 6/01/41	6/17 at 100.00	B–	731,444
1,020	Total Consumer Staples			857,410
	Education and Civic Organizations – 14.8% (14.0% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University	12/23 at 100.00	A	127,174
	School of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
5	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University General	7/25 at 100.00	AA	5,069
	Capital Improvement Projects, Series 2015A, 3.375%, 7/01/36 – AGM Insured
115	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding	No Opt. Call	A	143,689
	Series 2015, 5.000%, 3/01/25
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease	6/23 at 100.00	AA–	70,324
	Revenue Bonds, Tender Option Bond Trust 3359, 18.283%, 12/15/36 (IF) (4)
900	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	9/19 at 100.00	A2	1,016,550
	2009A, 5.500%, 9/01/36
100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	7/25 at 100.00	AA	103,575
	2015H, 4.000%, 7/01/39 – AGM Insured
155	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/25 at 100.00	AA	172,599
	2015A, 5.000%, 7/01/45
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
50	5.000%, 7/01/32	7/21 at 100.00	BBB	54,291
30	5.000%, 7/01/37	7/21 at 100.00	BBB	32,358
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	84,329
	2013D, 5.000%, 7/01/38
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,110,700
	5.625%, 6/01/30
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	32,840
	5.000%, 12/01/30
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	110,532
	5.750%, 12/01/39 (Alternative Minimum Tax)
195	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A,	12/24 at 100.00	AA	202,591
	4.000%, 12/01/30 (Alternative Minimum Tax)
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	12/22 at 100.00	AA	122,844
	Bond Trust 2015-XF0151, 11.829%, 12/01/23 (Alternative Minimum Tax) (IF) (4)
200	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A,	7/25 at 100.00	A1	224,922
	5.000%, 7/01/45
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.403%,	No Opt. Call	AA–	94,139
	5/01/21 (IF) (4)
3,270	Total Education and Civic Organizations			3,708,526
	Health Care – 21.6% (20.6% of Total Investments)
105	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	No Opt. Call	BBB+	123,155
	Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/25
100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	115,456
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
5	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	5,499
	Series 2008A, 5.125%, 7/01/22
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	2,256,580
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)
100	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades	7/23 at 100.00	BBB	112,497
	Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31
215	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A–	239,422
	Refunding Series 2014A, 5.000%, 7/01/44
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/24 at 100.00	A	102,552
	Center, Refunding Series 2014A, 4.000%, 7/01/45
20	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	No Opt. Call	A+	23,524
	Obligated Group, Refunding Series 2011, 5.000%, 7/01/21
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health,
	Series 2007:
100	5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA	107,377
60	5.000%, 7/01/38	7/18 at 100.00	AA	64,723
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare
	System, Series 2016A:
25	5.000%, 7/01/32	7/26 at 100.00	Baa2	29,190
40	5.000%, 7/01/33	7/26 at 100.00	Baa2	46,434
10	5.000%, 7/01/39	7/26 at 100.00	Baa2	11,465
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/24 at 100.00	A	147,410
	University Hospital Issue, Series 2014A, 5.000%, 7/01/39
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	117,284
	University Hospital, Series 2013A, 5.500%, 7/01/43
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A–	81,548
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	787,013
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A–	102,587
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	A2	713,982
	System, Refunding Series 2006, 5.000%, 7/01/36
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital
	Issue, Refunding Series 2015A:
125	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	130,201
110	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	124,037
4,970	Total Health Care			5,441,936
	Housing/Multifamily – 6.7% (6.4% of Total Investments)
100	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties	1/25 at 100.00	BBB–	107,309
	LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48
155	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC –	7/25 at 100.00	BBB–	158,759
	New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	112,886
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	55,838
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A,	11/19 at 100.00	AA–	1,053,080
	4.950%, 5/01/41
60	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A,	11/24 at 100.00	AA–	61,018
	4.000%, 11/01/45
130	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015B,	No Opt. Call	AA–	130,451
	1.000%, 11/01/17
1,595	Total Housing/Multifamily			1,679,341
	Housing/Single Family – 0.9% (0.9% of Total Investments)
230	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa2	235,842
	Series 2011A, 4.500%, 10/01/29
	Long-Term Care – 1.5% (1.4% of Total Investments)
160	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	163,013
	Evergreens Project, Series 2007, 5.625%, 1/01/38
15	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	15,605
	Series 2014, 5.250%, 1/01/44
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of	7/23 at 100.00	BBB–	152,141
	New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
40	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of	7/24 at 100.00	BBB–	44,482
	New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
355	Total Long-Term Care			375,241
	Tax Obligation/General – 7.2% (6.9% of Total Investments)
100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds,	No Opt. Call	A	101,374
	Series 2011, 3.000%, 9/01/16
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School	No Opt. Call	AA	10,324
	Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured
	Medford Township Board of Education, Burlington County, New Jersey, General Obligation Bonds,
	Refunding Series 2015:
20	5.000%, 3/01/22	No Opt. Call	Aa2	23,973
20	5.000%, 3/01/24	No Opt. Call	Aa2	24,480
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	155,076
	2007, 5.000%, 12/01/16 – AMBAC Insured
200	Monroe Township Board of Education of Gloucester County, New Jersey, General Obligation Bond,	No Opt. Call	AA–	205,418
	Refunding Series 2014, 3.000%, 3/01/17
110	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	3/25 at 100.00	AA–	128,337
	Refunding Series 2015, 5.000%, 3/01/38
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AA+	23,106
	Refunding Series 2014A, 5.000%, 1/01/37
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	589,045
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009,	No Opt. Call	AA–	31,014
	4.000%, 2/01/17
25	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding	No Opt. Call	AA	25,904
	Series 2014, 3.000%, 9/01/17
100	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	115,442
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	167,097
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31
	(Alternative Minimum Tax)
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	190,439
	Bonds, Series 2011A, 5.000%, 6/15/41
25	Washington Borough, Warren County, New Jersey, General Obligation Bonds, Series 2008, 4.500%,	No Opt. Call	A2	26,020
	3/01/17 – AGM Insured
1,630	Total Tax Obligation/General			1,817,049
	Tax Obligation/Limited – 27.8% (26.4% of Total Investments)
250	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds,	No Opt. Call	AA	253,578
	County Guaranteed, Refunding Series 2014, 3.000%, 8/15/16
270	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	338,045
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	704,479
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	272,890
400	5.000%, 6/15/28	No Opt. Call	BBB+	430,912
700	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A–	736,113
	Transformation Program, Series 2008A, 5.250%, 10/01/38
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	A–	2,223,057
	Transformation Program, Series 2009A, 5.750%, 10/01/31
2,270	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A–	673,327
	0.000%, 12/15/39
110	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile	No Opt. Call	Aa1	287,759
	Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019, 24.257%, 5/01/30 (IF) (4)
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/19 at 100.00	BBB	1,063,280
	Series 2009A-1, 5.000%, 10/01/39
7,880	Total Tax Obligation/Limited			6,983,440
	Transportation – 11.4% (10.8% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	4/16 at 100.00	AA–	250,888
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	160,452
200	5.000%, 1/01/44	1/24 at 100.00	A1	228,014
300	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	340,254
	District Project, Series 2012, 5.000%, 1/01/27
190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB	214,911
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
80	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	90,984
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
325	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	370,087
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	843,244
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	365,384
	Ninth Series 2013, 5.000%, 12/01/43
2,575	Total Transportation			2,864,218
	U.S. Guaranteed – 5.1% (4.8% of Total Investments) (5)
105	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A (5)	114,384
	(Pre-refunded 11/15/17)
140	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	142,792
	6/15/16 – RAAI Insured (ETM)
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A– (5)	1,019,660
	Center, Series 2006B, 5.000%, 7/01/36 (Pre-refunded 7/01/16)
1,245	Total U.S. Guaranteed			1,276,836
	Utilities – 2.6% (2.4% of Total Investments)
270	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta	7/20 at 100.00	Ba2	281,102
	Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax)
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	AA–	365,391
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
570	Total Utilities			646,493
$ 25,340	Total Municipal Bonds (cost $23,417,247)			25,886,332

Shares	Description (1)			Value
	COMMON STOCKS – 2.3% (2.2% of Total Investments)

	Airlines – 2.3% (2.2% of Total Investments)
15,008	American Airlines Group Inc., (6)			$ 585,162
	Total Common Stocks (cost $207,228)			585,162
	Total Long-Term Investments (cost $23,624,475)			26,471,494
	Floating Rate Obligations – (6.0)%			(1,500,000)
	Other Assets Less Liabilities – 0.7%			156,363
	Net Assets – 100%			$ 25,127,857

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$25,886,332	$ —	$25,886,332
Common Stocks	585,162	—	—	585,162
Total	$585,162	$25,886,332	$ —	$26,471,494

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $22,026,334.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$2,955,092
Depreciation	(9,932)
Net unrealized appreciation (depreciation) of investments	$2,945,160

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc.
(“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a
120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016